PACE Select

Prospectus/SAI Supplement

PACE® Select Advisors Trust

PACE® Intermediate Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information (the "SAI"), each dated November 28, 2010, as previously supplemented

May 31, 2011

Dear Investor,

The purpose of this supplement is to update information regarding PACE Intermediate Fixed Income Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust").

This supplement updates information related to the fund's investment strategies, policies and principal risks. UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the fund's manager, and BlackRock Financial Management, Inc. ("BlackRock") currently serves as the fund's investment advisor. The Board of Trustees of the Trust recently approved certain changes to the fund's investment strategies and policies that expand the fund's universe of permissible investments to allow for: (i) a change to the fund's targeted duration to within +/- 30% of the fund's benchmark and the removal of the fund's targeted dollar-weighted average maturity (previously, the fund's targeted duration was two to four and one-half years and the fund maintained a dollar-weighted average maturity of approximately three to ten years); (ii) an aggregate allocation of up to 20% of the fund's total assets in non-US dollar denominated securities, below investment grade securities (i.e., "junk bonds") and emerging market fixed income securities (previously, the fund was permitted to invest up to 10% of its total assets in non-US dollar denominated securities, but was not permitted to invest in below investment grade securities or in emerging market fixed income securities); (iii) an allocation of up to 5% of the fund's total assets in tax-exempt municipal securities (previously, the fund was not permitted to invest these securities); and (iv) long and short positions in unfunded credit default swap instruments that are based on an index of credit default swaps (previously, the fund was permitted to take only long positions in such instruments).

As a result of these changes, "high yield securities ('junk bonds') risk" is now a principal risk of the fund. In addition, the fund is now subject to certain additional and/or more pronounced types of "foreign investing risk."

Accordingly, the Prospectuses and the SAI are hereby revised as follows, effective 30 days from the date of this supplement:

Changes related to the Fund's Investment Strategies, Policies and Permissible Investments

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Allowable securities" beginning on page 10 of the Multi-Class Prospectus and page 12 of the Class P

ZS-480

Prospectus is revised by replacing the second and third paragraphs of that section in their entirety with the following:

The fund may invest in bonds that are investment grade at the time of purchase. The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (i.e., "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund may also invest in preferred stocks.

The fund invests in bonds of varying maturities and thus has no average targeted maturity. It normally limits its overall portfolio "duration" to within +/- 30% of the duration of the Barclays Capital US Intermediate Government/Credit Index. Over the past five years, this index's duration has traded in a range between 3.5 and 4 years. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Allowable securities" beginning on page 10 of the Multi-Class Prospectus and page 12 of the Class P Prospectus is revised by deleting the first sentence of the fourth paragraph in its entirety.

The section captioned "More information about the funds—PACE Intermediate Fixed Income Investments—Investment objective and principal strategies" and sub-captioned "Allowable securities" on page 73 of the Multi-Class Prospectus and page 72 of the Class P Prospectus is revised by replacing the sixth sentence of the first paragraph in that section with the following:

The fund may invest in bonds that are investment grade at the time of purchase. The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (i.e., "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets.

The section captioned "More information about the funds—PACE Intermediate Fixed Income Investments—Investment objective and principal strategies" and sub-captioned "Allowable securities" on page 73 of the Multi-Class Prospectus and page 72 of the Class P Prospectus is revised by replacing the first two sentences of the second paragraph in that section with the following:

The fund invests in bonds of varying maturities and thus has no targeted average maturity. It normally limits its overall portfolio "duration" to within +/- 30% of the duration of the Barclays Capital US Intermediate Government/Credit Index. Over the past five years, this index's duration has traded in a range between 3.5 and 4 years.

The section captioned "More information about the funds—PACE Intermediate Fixed Income Investments—Investment objective and principal strategies" and sub-captioned "Allowable securities" on page 73 of the Multi-Class Prospectus and page 72 of the Class P Prospectus is revised by deleting the first sentence of the third paragraph in its entirety.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Intermediate Fixed Income Investments" on page 6 of the SAI is revised by replacing the third and fourth sentences of the first paragraph in that section with the following:

The fund invests in bonds of varying maturities and thus has no targeted average maturity. It normally limits its overall portfolio "duration" to within +/- 30% of the duration of the Barclays Capital US Intermediate Government/Credit Index.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Intermediate Fixed Income Investments" on page 6 of the SAI is revised by replacing the seventh and eighth sentences of the first paragraph in that section with the following:

The fund may invest in bonds that are investment grade at the time of purchase. The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (i.e., "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund may invest up to 5% of its total assets in tax-exempt municipal securities.

The section captioned "Strategies using derivative instruments" and sub-captioned "Swap transactions" beginning on page 64 of the SAI is revised by replacing the first sentence of the fourth paragraph in that section with the following:

PACE Alternative Strategies Investments, PACE Government Securities Fixed Income Investments, PACE Strategic Fixed Income Investments and PACE Intermediate Fixed Income Investments also may invest in unfunded credit default swaps that are based on an index of credit default swaps (sometimes referred to as a "CDX" transaction).

The section captioned "Strategies using derivative instruments" and sub-captioned "Swap transactions" beginning on page 64 of the SAI is revised by replacing the first sentence of the fifth paragraph in that section with the following:

PACE Municipal Fixed Income Investments, PACE International Fixed Income Investments and PACE High Yield Investments may also invest in unfunded CDX instruments but are only permitted to take long positions with respect to such instruments.

Changes related to the Fund's Principal Risks

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Principal risks" beginning on page 10 of the Multi-Class Prospectus and page 13 of the Class P Prospectus is revised by inserting the following as the final sentences under the "Foreign investing risk" paragraph:

These risks are greater for investments in emerging market issuers. In addition, investments in emerging markets issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Principal risks" beginning on page 10 of the Multi-Class Prospectus and page 13 of the Class P Prospectus is revised by inserting the following as the final paragraph of that section:

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

The table in the section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-captioned "Additional information about principal risks" on page 99 of the Prospectuses is revised by inserting an "X" in the PACE Intermediate Fixed Income Investments' "High yield securities ('junk bonds') risk" row, to denote that this is a principal risk of the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE